Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income Tax

8. Income tax

The major components of income tax during the years ended December 31, 2023, 2022 and 2021, are the following:

Consolidated statements of income and comprehensive income

Consolidated statement of income

	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Current income tax

Income tax charge for the year	(31,830,367)	(51,318,496)	(41,328,005)
Variation between provision and tax return	(653,803)	949,401	919,406

Deferred income tax

Related to the net variation in temporary differences	14,546,043	29,441,866	(9,747,354)
Income tax	(17,938,127)	(20,927,229)	(50,155,953)

Consolidated statement of comprehensive income

	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Income tax for the year related to items charged or credited directly to equity

Deferred income tax income (expense)	404,368	255,977	(819)
Income tax credited charged to other comprehensive income	404,368	255,977	(819)

The reconciliation between income tax in the consolidated statement of income and the accounting income multiplied by the statutory income tax rate for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Income before income tax	163,898,997	80,337,502	46,226,011

At statutory income tax rate 35%	(57,364,649)	(28,118,126)	(16,179,106)
Share of the profit of associates	3,358,607	(172,953)	99,859
Effect related to the discount of income tax payable	(2,068,000)	4,960,011	(26,195,938)
Variation between provision and tax return	(653,803)	949,401	919,412
Loss on net monetary position	(16,276,274)	(10,634,281)	(4,070,845)
Unrecognized tax-loss carryforwards	1,608,917	(8,748,331)	(7,301,074)
Non- taxable financial earnings	19,381,439	-	-
Income from growth and revaluation of biological assets	4,047,796	-	-
Business combination tax effects	25,425,875	13,268,952	-
Others	4,601,965	7,568,098	2,571,739
Income tax for the year	(17,938,127)	(20,927,229)	(50,155,953)

Deferred income tax

Deferred income tax relates to the following:

	Consolidated statement of financial position		Consolidated statement of income from continuing operations and statement of other comprehensive income
	12-31-2023	12-31-2022	2023	2022	2021
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Trade receivables	241,294	25,037	10,963	(17,837)	13,219
Other financial assets	(45,015)	(317,474)	284,647	(109,018)	(204,872)
Provisions and others	(6,222,395)	(2,647,351)	310,753	300,530	(264,905)
Employee benefit liability	1,369,568	1,095,043	(385,575)	(254,211)	342,031
Investments in associates	(11,712,773)	(12,858,246)	1,209,707	(225,250)	(2,730,942)
Property, plant and equipment - Material & spare parts - Intangible assets	(58,580,403)	(37,932,341)	2,644,085	17,074,671	6,311,190
Deferred tax income	(19,756,067)	(16,760,797)	(2,995,269)	5,920,762	1,435,041
Tax loss carry-forward	29,503,216	491,124	10,135,653	(813,742)	(20,686,962)
Tax inflation adjustment - Asset	58,315	377,856	(319,541)	(713,637)	(620,358)
Tax inflation adjustment - Liability	(1,356,688)	(5,066,658)	4,054,989	8,535,575	6,658,385
Deferred income tax income (expense)			14,950,412	29,697,843	(9,748,173)
Deferred income tax liabilities, net	(66,500,948)	(73,593,807)

Deferred income tax liability, net, disclosed in the consolidated statement of financial position

	Consolidated statement of financial position
	2023	2022	2021
	ARS 000	ARS 000	ARS 000

Deferred income tax asset	12,663,514	2,602,356	798,019
Deferred income tax liability	(79,164,462)	(76,196,163)	(92,049,689)
Deferred income tax liability, net	(66,500,948)	(73,593,807)	(91,251,670)

As of December 31, 2023, the Group holds tax loss carry-forward in its subsidiaries for 96,440,440 that could be utilized against future taxable profit from such entities. Nevertheless, the Group considered there is no certainty regarding the existence of future taxable income against which tax loss carry-forward for an amount of 12,145,537 can be applied. Therefore, the corresponding deferred tax asset has not been recognized.